Reserve for Share-Based Payments (Details) - Schedule of stock option activity - Stock Options [Member] - $ / shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Jun. 30, 2020
Schedule of Stock Option Activity [Abstract]
Number of options Outstanding, beginning of year (in Shares)	820,000	820,000		1,040,000
Weighted average exercise price Outstanding, beginning of year	$ 2.5	$ 0.5		$ 2.5
Number of options Granted (in Shares)	1,269,386
Weighted average exercise price Granted	$ 7.5
Number of options Cancelled beginning (in Shares)	(300,000)	(160,000)	[1]	(220,000)
Weighted average exercise price Cancelled beginning	$ 2.5	$ 2.5		$ 2.5
Number of options Cancelled ending (in Shares)	(168,897)
Weighted average exercise price Cancelled ending	$ 7.5
Number of options Reinstated (in Shares)		160,000	[1]
Weighted average exercise price Reinstated		$ 2.5
Number of options Outstanding, end of year (in Shares)	1,620,489	820,000		820,000
Weighted average exercise price Outstanding, end of year	$ 7.23	$ 2.5		$ 2.5
Number of options Exercisable, end of year (in Shares)	1,070,246	820,000		820,000
Weighted average exercise price Exercisable, end of year	$ 6.08	$ 2.5		$ 2.5

[1]	160,000 options were cancelled and reinstated as a result of the resignation and reincorporation of a director.